STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ 115,537	$ 2	$ 284,726		$ (169,191)
Balance, Shares at Dec. 31, 2013		2,293,000
Exercise of common stock warrants	138		138
Exercise of common stock warrants, Shares		33,000
Exercise of stock options	325		325
Exercise of stock options, Shares		14,000
Issuance of common stock for Employee Stock Purchase Plan	3,168		3,168
Issuance of common stock for Employee Stock Purchase Plan, Shares		25,000
Stock-based compensation	14,920		14,920
Unrealized gain (loss) on short-term investments	8			$ 8
Net loss	(79,524)				(79,524)
Balance at Dec. 31, 2014	54,572	$ 2	303,277	8	(248,715)
Balance, Shares at Dec. 31, 2014		2,366,000
Exercise of common stock warrants	122		122
Exercise of common stock warrants, Shares		2,000
Exercise of stock options	$ 337		337
Exercise of stock options, Shares	24,355	24,000
Issuance of common stock in public offering, net of underwriter's discount and offering costs	$ 64,862	$ 1	64,861
Issuance of common stock in public offering, net of underwriter's discount and offering costs, Shares		604,000
Issuance of common stock for Employee Stock Purchase Plan	2,934		2,934
Issuance of common stock for Employee Stock Purchase Plan, Shares		31,000
Stock-based compensation	13,047		13,047
Unrealized gain (loss) on short-term investments	12			12
Net loss	(72,418)				(72,418)
Balance at Dec. 31, 2015	63,468	$ 3	384,578	20	(321,133)
Balance, Shares at Dec. 31, 2015		3,026,000
Exercise of stock options	$ 170		170
Exercise of stock options, Shares	14,897	15,000
Issuance of common stock for Employee Stock Purchase Plan	$ 2,151		2,151
Issuance of common stock for Employee Stock Purchase Plan, Shares		69,000
Stock-based compensation	11,752		11,752
Unrealized gain (loss) on short-term investments	(21)			(21)
Net loss	(83,447)				(83,447)
Balance at Dec. 31, 2016	$ (5,927)	$ 3	$ 398,651	$ (1)	$ (404,580)
Balance, Shares at Dec. 31, 2016		3,110,000
Exercise of stock options, Shares	24,408
Unrealized gain (loss) on short-term investments	$ 1
Net loss	(61,627)
Balance at Sep. 30, 2017	$ (27,958)